OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2022
OTHER INCOME
Schedule of other income by function

	01.01.2022	01.01.2021	01.01.2020
Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Gain due to disposal of Property, plant and equipment	79,650	480,401	16,005
Recovery of PIS credit and COFINS (1)	—	—	6,744,341
Credit recovery in Brazil (2)	1,856,762	—	—
Others	561,108	857,477	1,595,952
Total	2,497,520	1,337,878	8,356,298
(1)	See Note 6 for more information on recovery.
(2)	restitution of credits for the payment of coffee quota (cota café).